DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communications - 8.6%
Alphabet, Inc. - Class A	117,912	$ 42,138,211
Meta Platforms, Inc. - Class A	46,506	26,196,365
Spotify Technology S.A. (a)	39,591	18,177,416
Uber Technologies, Inc. (a)	313,270	22,605,563
		109,117,555
Consumer Discretionary - 9.0%
Amazon.com, Inc. (a)	301,467	71,851,645
Home Depot, Inc. (The)	35,360	12,470,765
TJX Companies, Inc. (The)	195,356	29,596,434
		113,918,844
Consumer Staples - 1.7%
Costco Wholesale Corporation	22,961	21,479,327

Energy - 2.1%
EOG Resources, Inc.	201,017	26,077,935

Financials - 11.8%
Aon plc - Class A	81,417	27,005,205
Berkshire Hathaway, Inc. - Class B (a)	75,007	37,532,753
Brookfield Corporation	1,118,005	47,615,833
Intercontinental Exchange, Inc.	153,815	18,936,165
Markel Group, Inc. (a)	9,263	18,090,731
		149,180,687
Health Care - 10.8%
Abbott Laboratories	183,874	16,684,727
Danaher Corporation	150,801	28,724,574
Intuitive Surgical, Inc. (a)	38,285	15,225,179
Stryker Corporation	65,206	20,529,457
UnitedHealth Group, Inc.	75,727	31,474,413
Vertex Pharmaceuticals, Inc. (a)	49,884	24,778,879
		137,417,229
Industrials - 12.9%
Cintas Corporation	101,703	17,297,646
Quanta Services, Inc.	35,405	25,493,016
Republic Services, Inc.	80,582	17,170,413
Rockwell Automation, Inc.	100,505	49,758,016
Trane Technologies plc	45,871	22,530,000
Union Pacific Corporation	116,869	31,788,368
		164,037,459

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Materials - 4.4%
Martin Marietta Materials, Inc.	49,805	$ 28,722,543
Sherwin-Williams Company (The)	78,158	26,911,363
		55,633,906
Technology - 33.2%
Accenture plc - Class A	105,134	13,082,875
Analog Devices, Inc.	99,863	39,662,588
Apple, Inc.	191,897	55,527,316
Broadcom, Inc.	84,736	32,009,024
Marvell Technology, Inc.	121,139	36,086,097
Mastercard, Inc. - Class A	61,617	31,646,491
Microsoft Corporation	143,446	53,508,227
NVIDIA Corporation	358,232	71,678,641
Palo Alto Networks, Inc. (a)	105,982	36,141,981
ServiceNow, Inc. (a)	247,732	24,594,833
Visa, Inc. - Class A	80,027	27,456,463
		421,394,536
Utilities - 1.8%
Constellation Energy Corporation	91,839	22,810,053

Total Common Stocks (Cost $652,462,539)		$ 1,221,067,531

MONEY MARKET FUNDS - 3.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $47,277,803)	47,277,803	$ 47,277,803

Total Investments at Value - 100.0% (Cost $699,740,342)		$ 1,268,345,334

Other Assets in Excess of Liabilities - 0.0% (c)		279,973

Net Assets - 100.0%		$ 1,268,625,307

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communications - 2.5%
Comcast Corporation - Class A	1,024,757	$ 25,157,784

Consumer Discretionary - 4.7%
Genuine Parts Company	114,184	13,471,428
Lowe's Companies, Inc.	75,071	16,552,405
McDonald's Corporation	67,919	18,359,185
		48,383,018
Consumer Staples - 6.0%
Anheuser-Busch InBev S.A./N.V. - ADR	387,333	31,916,240
PepsiCo, Inc.	97,080	13,144,632
Philip Morris International, Inc.	88,820	16,068,426
		61,129,298
Energy - 8.7%
Chevron Corporation	131,746	21,838,217
Enbridge, Inc.	415,078	22,501,379
Exxon Mobil Corporation	130,485	17,839,909
SLB Ltd.	574,621	26,714,130
		88,893,635
Financials - 21.9%
Berkshire Hathaway, Inc. - Class B (a)	63,807	31,928,385
Brookfield Asset Management Ltd. - Class A	503,572	22,585,204
Brookfield Corporation	544,600	23,194,514
Citigroup, Inc.	186,915	26,160,624
Fairfax Financial Holdings Ltd.	13,333	21,956,884
Fidelity National Financial, Inc.	268,304	12,653,217
JPMorgan Chase & Company	74,213	24,292,141
Markel Group, Inc. (a)	11,438	22,338,528
Marsh & McLennan Companies, Inc.	133,620	22,270,445
Wells Fargo & Company	202,365	16,723,444
		224,103,386
Health Care - 16.3%
Abbott Laboratories	223,669	20,295,725
Becton, Dickinson and Company	150,856	22,829,039
Elevance Health, Inc.	72,133	27,895,995
Johnson & Johnson	145,892	37,052,191
Medtronic plc	252,099	19,721,705
Sanofi - ADR	452,417	19,300,109
UnitedHealth Group, Inc.	48,580	20,191,305
		167,286,069

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 17.2%
Johnson Controls International plc	182,612	$ 26,681,440
L3Harris Technologies, Inc.	77,096	22,403,327
Norfolk Southern Corporation	90,814	28,569,176
TE Connectivity plc	144,697	29,172,362
Union Pacific Corporation	65,288	17,758,336
United Parcel Service, Inc. - Class B	175,884	18,907,530
Watsco, Inc.	78,829	32,850,409
		176,342,580
Materials - 4.7%
Avery Dennison Corporation	69,142	11,225,204
Eastman Chemical Company	305,483	20,461,251
International Flavors & Fragrances, Inc.	210,491	16,675,097
		48,361,552
Real Estate - 6.9%
American Tower Corporation	179,213	29,313,871
Lamar Advertising Company - Class A	166,231	25,928,711
Weyerhaeuser Company	638,268	15,280,136
		70,522,718
Technology - 5.3%
Accenture plc - Class A	79,532	9,896,962
Cisco Systems, Inc.	219,171	25,743,826
Texas Instruments, Inc.	60,795	18,121,165
		53,761,953
Utilities - 3.7%
NextEra Energy, Inc.	435,887	38,257,802

Total Common Stocks (Cost $734,960,909)		$ 1,002,199,795

MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $20,905,204)	20,905,204	$ 20,905,204

Total Investments at Value - 99.9% (Cost $755,866,113)		$ 1,023,104,999

Other Assets in Excess of Liabilities - 0.1%		685,279

Net Assets - 100.0%		$ 1,023,790,278

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Communications - 3.6%
Liberty Media Corporation-Liberty Formula One - Series C (a)	179,777	$ 17,103,984
Take-Two Interactive Software, Inc. (a)	45,863	11,464,833
		28,568,817
Consumer Discretionary - 15.8%
DraftKings, Inc. - Class A (a)	950,401	24,007,129
Live Nation Entertainment, Inc. (a)	244,847	44,833,934
O'Reilly Automotive, Inc. (a)	283,504	26,107,883
TKO Group Holdings, Inc.	96,552	19,436,883
Wynn Resorts Ltd.	106,661	10,355,717
		124,741,546
Financials - 20.4%
Brookfield Asset Management Ltd. - Class A	412,820	18,514,977
Brookfield Corporation	656,883	27,976,647
Fairfax Financial Holdings Ltd.	17,722	29,184,723
Kinsale Capital Group, Inc.	121,642	40,118,748
Markel Group, Inc. (a)	14,708	28,724,871
SoFi Technologies, Inc. (a)	917,893	16,457,821
		160,977,787
Health Care - 17.7%
Agilent Technologies, Inc.	194,702	25,862,267
Align Technology, Inc. (a)	182,952	30,856,684
Cooper Companies, Inc. (The) (a)	284,280	20,385,719
Elevance Health, Inc.	53,218	20,580,997
Enovis Corporation (a)	688,658	14,255,221
HealthEquity, Inc. (a)	310,310	28,027,199
		139,968,087
Industrials - 21.7%
Carrier Global Corporation	503,349	36,920,649
Clean Harbors, Inc. (a)	127,272	38,022,510
ESAB Corporation	257,081	25,355,899
Generac Holdings, Inc. (a)	77,332	22,643,583
Watsco, Inc.	56,914	23,717,771
Xylem, Inc.	209,984	24,822,209
		171,482,621
Materials - 7.1%
Martin Marietta Materials, Inc.	55,411	31,955,524
Sherwin-Williams Company (The)	70,036	24,114,795
		56,070,319

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Real Estate - 4.9%
American Tower Corporation	134,522	$ 22,003,763
Lamar Advertising Company - Class A	107,463	16,762,079
		38,765,842
Technology - 5.0%
Okta, Inc. (a)	288,695	39,392,433

Total Common Stocks (Cost $516,800,839)		$ 759,967,452

MONEY MARKET FUNDS - 3.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $29,989,747)	29,989,747	$ 29,989,747

Total Investments at Value - 100.0% (Cost $546,790,586)		$ 789,957,199

Liabilities in Excess of Other Assets - (0.0%) (c)		(139,968)

Net Assets - 100.0%		$ 789,817,231

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Communications - 7.6%
Cable One, Inc. (a)	126,410	$ 6,713,635
Liberty Live Holdings, Inc. - Series C (a)	196,476	20,755,725
Stubhub Holdings, Inc. - Class A (a)	1,563,026	20,116,144
		47,585,504
Consumer Discretionary - 11.6%
Atlanta Braves Holdings, Inc. - Class C (a)	164,145	8,519,126
Monarch Casino & Resort, Inc.	216,566	28,502,251
OneSpaWorld Holdings Ltd.	609,397	17,209,371
Pool Corporation	85,000	18,266,500
		72,497,248
Consumer Staples - 2.7%
J & J Snack Foods Corporation	227,522	16,711,491

Energy - 2.9%
California Resources Corporation	217,312	11,489,285
CNX Resources Corporation (a)	208,470	7,073,387
		18,562,672
Financials - 18.8%
Atlantic Union Bankshares Corporation	511,882	21,657,728
Bowhead Specialty Holdings, Inc. (a)	294,784	8,822,885
Cohen & Steers, Inc.	297,919	22,683,553
Kinsale Capital Group, Inc.	113,098	37,300,851
Stewart Information Services Corporation	414,909	27,392,292
		117,857,309
Health Care - 7.4%
Enovis Corporation (a)	910,543	18,848,240
HealthEquity, Inc. (a)	304,228	27,477,873
		46,326,113
Industrials - 22.1%
Cognex Corporation	317,627	23,002,547
EquipmentShare.com, Inc. - Class A (a)	600,000	11,796,000
ESAB Corporation	234,323	23,111,277
Generac Holdings, Inc. (a)	56,854	16,647,420
Hexcel Corporation	231,528	23,166,692
Janus International Group, Inc. (a)	2,798,701	15,532,791
Kirby Corporation (a)	178,234	24,234,477
Verra Mobility Corporation - Class A (a)	324,580	1,379,465
		138,870,669
Materials - 8.7%
Denison Mines Corporation (a)	3,400,000	10,404,000

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Materials - 8.7% (Continued)
Fortuna Mining Corporation (a)	700,000	$ 5,915,000
NewMarket Corporation	19,333	15,297,043
Trex Company, Inc. (a)	464,680	23,252,587
		54,868,630
Real Estate - 8.6%
Americold Realty Trust, Inc.	1,938,890	30,479,351
Rayonier, Inc.	1,090,000	23,195,200
		53,674,551
Technology - 4.9%
Cohu, Inc. (a)	270,000	19,955,700
PDF Solutions, Inc. (a)	150,000	10,618,500
		30,574,200

Total Common Stocks (Cost $511,454,316)		$ 597,528,387

MONEY MARKET FUNDS - 4.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $27,193,085)	27,193,085	$ 27,193,085

Total Investments at Value - 99.6% (Cost $538,647,401)		$ 624,721,472

Other Assets in Excess of Liabilities - 0.4%		2,201,455

Net Assets - 100.0%		$ 626,922,927

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 58.4%	Shares	Value
Communications - 1.3%
Comcast Corporation - Class A	153,367	$ 3,765,160

Consumer Discretionary - 2.5%
Genuine Parts Company	17,247	2,034,801
Lowe's Companies, Inc.	11,344	2,501,238
McDonald's Corporation	9,828	2,656,607
		7,192,646
Consumer Staples - 4.1%
Anheuser-Busch InBev S.A./N.V. - ADR	59,382	4,893,077
PepsiCo, Inc.	14,405	1,950,437
Philip Morris International, Inc.	13,175	2,383,489
Smithfield Foods, Inc.	104,000	2,523,040
		11,750,043
Energy - 5.8%
Chevron Corporation	19,805	3,282,877
Enbridge, Inc.	60,275	3,267,508
Enterprise Products Partners, L.P.	87,000	3,198,120
Exxon Mobil Corporation	19,361	2,647,036
SLB Ltd.	88,048	4,093,351
		16,488,892
Financials - 12.9%
Berkshire Hathaway, Inc. - Class B (a)	9,567	4,787,231
Brookfield Asset Management Ltd. - Class A	76,217	3,418,332
Brookfield Corporation	80,532	3,429,858
Citigroup, Inc.	28,034	3,923,639
Cohen & Steers, Inc.	43,000	3,274,020
Fairfax Financial Holdings Ltd.	1,994	3,283,734
Fidelity National Financial, Inc.	39,078	1,842,918
JPMorgan Chase & Company	11,118	3,639,255
Markel Group, Inc. (a)	1,665	3,251,762
Marsh & McLennan Companies, Inc.	20,040	3,340,067
Wells Fargo & Company	30,316	2,505,314
		36,696,130
Health Care - 8.8%
Abbott Laboratories	33,911	3,077,084
Becton, Dickinson and Company	23,020	3,483,617
Elevance Health, Inc.	10,726	4,148,066
Johnson & Johnson	21,894	5,560,419
Medtronic plc	36,857	2,883,323
Sanofi - ADR	68,467	2,920,802

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 58.4% (Continued)	Shares	Value
Health Care - 8.8% (Continued)
UnitedHealth Group, Inc.	7,365	$ 3,061,115
		25,134,426
Industrials - 9.2%
Johnson Controls International plc	28,026	4,094,879
L3Harris Technologies, Inc.	11,574	3,363,289
Norfolk Southern Corporation	13,517	4,252,313
TE Connectivity plc	20,730	4,179,375
Union Pacific Corporation	9,767	2,656,624
United Parcel Service, Inc. - Class B	26,017	2,796,828
Watsco, Inc.	11,792	4,914,080
		26,257,388
Materials - 2.6%
Avery Dennison Corporation	10,339	1,678,537
Eastman Chemical Company	45,820	3,069,023
International Flavors & Fragrances, Inc.	32,022	2,536,783
		7,284,343
Real Estate - 4.6%
American Tower Corporation	26,593	4,349,817
Lamar Advertising Company - Class A	24,867	3,878,754
Rayonier, Inc.	123,850	2,635,528
Weyerhaeuser Company	95,820	2,293,931
		13,158,030
Technology - 2.9%
Accenture plc - Class A	11,789	1,467,023
Cisco Systems, Inc.	33,280	3,909,069
Texas Instruments, Inc.	9,232	2,751,782
		8,127,874
Utilities - 3.7%
Brookfield Infrastructure Partners, L.P.	61,867	2,257,527
Brookfield Renewable Partners, L.P.	76,999	2,674,175
NextEra Energy, Inc.	63,059	5,534,689
		10,466,391

Total Common Stocks (Cost $126,071,805)		$ 166,321,323

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 27.0%	Par Value	Value
Communications - 2.8%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$ 4,990,000	$ 4,992,936
Walt Disney Company (The), 4.625%, due 03/14/2036	3,000,000	2,913,737
		7,906,673
Consumer Staples - 2.0%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	2,500,000	2,519,322
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	3,076,811
		5,596,133
Energy - 4.9%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,196,851
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	2,972,208
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,243,310
Occidental Petroleum Corporation, 5.550%, due 10/01/2034	3,500,000	3,583,982
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,001,463
		13,997,814
Financials - 5.5%
AON North America, Inc., 5.450%, due 03/01/2034	3,000,000	3,065,408
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	3,007,544
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,754,442
Loews Corporation, 4.940%, due 04/01/2036	3,000,000	2,940,942
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	3,027,257
		15,795,593
Health Care - 5.6%
Abbott Laboratories, 4.650%, due 03/15/2036	5,000,000	4,862,718
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	1,475,000	1,569,485
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,578,631
Merck & Company, Inc.,
4.450%, due 12/04/2032	3,581,000	3,527,625
4.500%, due 05/17/2033	2,490,000	2,464,917
		16,003,376
Industrials - 1.3%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,016,123
Xylem, Inc., 2.250%, due 01/30/2031	2,000,000	1,803,215
		3,819,338
Materials - 2.1%
Ferguson Enterprises, Inc., 4.350%, due 03/15/2031	3,200,000	3,144,174

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 27.0% (Continued)	Par Value	Value
Materials - 2.1% (Continued)
Sherwin-Williams Company (The), 4.300%, due 08/15/2028	$ 3,000,000	$ 2,984,898
		6,129,072
Technology - 2.8%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,325,000
Paychex, Inc., 5.100%, due 04/15/2030	3,000,000	3,027,651
ServiceNow, Inc., 4.700%, due 08/15/2031	2,500,000	2,489,973
		7,842,624

Total Fixed Rate Corporate Bonds (Cost $76,908,974)		$ 77,090,623

MUNICIPAL BONDS - 0.9%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds
Series, 4.800%, due 03/01/2033 (Cost $2,519,011)	$ 2,455,000	$ 2,478,836

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.6%	Par Value	Value
Federal Farm Credit Bank - 6.9%
4.940%, due 03/24/2034	$ 5,000,000	$ 4,970,028
5.030%, due 10/15/2035	5,000,000	4,948,104
5.000%, due 10/29/2035	5,000,000	4,946,220
5.330%, due 10/17/2039	5,000,000	4,926,886
		19,791,238
Federal Home Loan Bank - 2.7%
5.000%, due 05/05/2036	2,500,000	2,474,992
5.125%, due 06/23/2036	2,500,000	2,491,228
5.150%, due 06/04/2038	2,750,000	2,713,678
		7,679,898

Total U.S. Government & Agency Obligations (Cost $27,690,495)		$ 27,471,136

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 0.7%	Par Value	Value
U.S. Treasury Notes - 0.7%
3.875%, due 08/15/2033 (Cost $1,889,069)	$ 2,000,000	$ 1,947,344

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $8,202,464)	8,202,464	$ 8,202,464

Total Investments at Value - 99.5% (Cost $243,281,818)		$ 283,511,726

Other Assets in Excess of Liabilities - 0.5%		1,364,934

Net Assets - 100.0%		$ 284,876,660

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Consumer Discretionary - 7.7%
Builders FirstSource, Inc. (a)	25,000	$ 2,237,000
DraftKings, Inc. - Class A (a)	70,000	1,768,200
LKQ Corporation	45,000	1,184,850
NIKE, Inc. - Class B	30,000	1,231,500
Wynn Resorts Ltd.	10,000	970,900
		7,392,450
Consumer Staples - 2.9%
Darling Ingredients, Inc. (a)	50,000	2,731,000

Energy - 2.5%
ConocoPhillips	23,000	2,391,080

Financials - 6.7%
Aon plc - Class A	8,500	2,819,365
Charles Schwab Corporation (The)	39,000	3,598,530
		6,417,895
Health Care - 13.5%
Abbott Laboratories	28,000	2,540,720
Align Technology, Inc. (a)	13,000	2,192,580
Becton, Dickinson and Company	9,000	1,361,970
Cooper Companies, Inc. (The) (a)	39,000	2,796,690
Elevance Health, Inc.	6,500	2,513,745
Eli Lilly & Company	1,200	1,439,316
		12,845,021
Industrials - 26.2%
Amphenol Corporation - Class A	15,000	2,644,800
Carrier Global Corporation	42,000	3,080,700
Clean Harbors, Inc. (a)	11,000	3,286,250
Eaton Corporation plc	7,800	3,323,736
Emerson Electric Company	20,000	2,863,000
Hexcel Corporation	31,000	3,101,860
Keysight Technologies, Inc. (a)	7,500	2,625,525
Waste Connections, Inc.	12,000	2,000,280
Xylem, Inc.	17,500	2,068,675
		24,994,826
Materials - 9.0%
Corteva, Inc.	25,000	2,117,250
International Flavors & Fragrances, Inc.	45,000	3,564,900
Martin Marietta Materials, Inc.	5,000	2,883,500
		8,565,650

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Technology - 24.7%
Applied Materials, Inc.	2,750	$ 1,988,250
Broadcom, Inc.	5,250	1,983,187
Broadridge Financial Solutions, Inc.	11,000	1,506,450
Leidos Holdings, Inc.	12,000	1,235,640
Marvell Technology, Inc.	9,500	2,829,955
Mastercard, Inc. - Class A	6,500	3,338,400
Microsoft Corporation	7,500	2,797,650
MSCI, Inc.	4,700	2,632,188
S&P Global, Inc.	6,250	2,545,375
Zebra Technologies Corporation - Class A (a)	10,500	2,764,230
		23,621,325
Utilities - 3.0%
NextEra Energy, Inc.	32,500	2,852,525

Total Common Stocks (Cost $76,413,624)		$ 91,811,772

MONEY MARKET FUNDS - 3.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (b) (Cost $3,690,542)	3,690,542	$ 3,690,542

Total Investments at Value - 100.1% (Cost $80,104,166)		$ 95,502,314

Liabilities in Excess of Other Assets - (0.1%)		(91,579)

Net Assets - 100.0%		$ 95,410,735

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.